Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of current and deferred component of income tax expenses

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current tax expense (benefit)	71,809,290	(157,326,719)	35,315,597	5,541,788
Deferred tax expense (benefit)	(164,911,933)	(142,551,916)	333,420,104	52,320,890
Total income tax expense (benefit)	(93,102,643)	(299,878,635)	368,735,701	57,862,678

Schedule of pre-tax income for different jurisdiction

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cayman Islands	(9,978,594)	(15,160,941)	(6,463,771)	(1,014,307)
Hong Kong entities	(140,208)	911,529	948,973	148,915
PRC entities	674,034,252	(1,587,284,724)	1,196,315,182	187,727,958
Total	663,915,450	(1,601,534,136)	1,190,800,384	186,862,566

Schedule of reconciliation between the income taxes expense computed by applying the PRC tax rate and the actual provision for income taxes

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Expected tax at PRC rate	165,978,862	(400,383,534)	297,700,096	46,715,642
Other expenses not deductible for income tax purposes	27,243,710	26,628,325	24,325,078	3,817,136
Share based compensation expense not deductible for income tax purposes	39,101,140	20,035,035	22,108,693	3,469,336
Effect of tax holiday and preferential tax rate(1)	(279,823,276)	2,160,562	(25,716,398)	(4,035,464)
Effect of different tax rate of subsidiary operation in other jurisdictions	2,853,547	3,712,755	1,535,280	240,919
Effect of change in tax rate	—	(1,547,465)	—	—
Research and development tax deduction	(12,657,389)	—	(14,040,027)	(2,203,187)
Unrecognized tax benefits for prior years' transfer pricing arrangement	—	32,092,388	(22,239,451)	(3,489,855)
Tax on undistributed loss of VIEs	(46,419,145)	—	—	—
Valuation allowance movement	4,451,281	9,155,075	99,384,200	15,595,550
Others	6,168,627	8,268,224	(14,321,770)	(2,247,399)
Total	(93,102,643)	(299,878,635)	368,735,701	57,862,678
(1)	The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
The aggregate amount tax benefit(expense) of the tax holiday and preferential tax rate	279,823,276	(2,160,562)	25,716,398	4,035,464
The aggregate effect on basic and diluted net income per share:
—Basic	0.89	(0.01)	0.08	0.01
—Diluted	0.88	(0.01)	0.08	0.01

Schedule of tax effects of temporary differences that give rise to the deferred tax balances

	As of December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets:
Long-term investments	5,325,000	5,325,000	835,609
Accrued expenses	27,280,677	36,045,445	5,656,317
Accounts receivable and contract assets	79,593,687	28,982,373	4,547,967
Guarantee liabilities	62,048,651	1,017,108	159,606
Financial guarantee derivatives	157,281,000	199,865,748	31,363,297
Loan receivable from Xiaoying Housing Loans	16,551,270	16,456,881	2,582,444
Loans receivable from Xiaoying Credit Loans and Xiaoying Revolving Loans	60,479,731	79,578,524	12,487,607
Operating loss carryforwards	214,313,889	43,644,917	6,848,840
Earnings rights associated with loan assets	496,990	191,150	29,996
Deposits to institutional cooperators	2,579,529	506,674	79,508
Investment in Consolidated Trusts	808,113	11,509,170	1,806,040
Lease liabilities	9,479,662	6,599,483	1,035,602
Total deferred tax assets	636,238,199	429,722,473	67,432,833
Valuation allowance	(14,010,030)	(113,394,230)	(17,794,029)
Total deferred tax assets, net of valuation allowance	622,228,169	316,328,243	49,638,804
Deferred tax liabilities:
Property and equipment	581,854	488,150	76,601
Long-term investments	6,778,801	4,142,756	650,088
Right-of-use assets	9,214,921	6,299,837	988,583
Investment in Consolidated Partnerships	—	30,528,966	4,790,661
Total deferred tax liabilities	16,575,576	41,459,709	6,505,933

Schedule of movement of the valuation allowance

	As of
	December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Balance as of January 1	(4,854,955)	(14,010,030)	(2,198,479)
Addition	(9,155,075)	(99,384,200)	(15,595,550)
Balance as of December 31	(14,010,030)	(113,394,230)	(17,794,029)

Schedule of roll-forward of unrecognized tax benefits

	Year ended December 31,	Year ended December 31,
	2020	2021	2021
	RMB	RMB	US$
Balance at beginning of the year	246,394,607	159,483,176	25,026,390
Additions for tax positions taken in prior years	32,092,388	—	—
Additions for tax positions taken in current year	34,252,413	19,087,010	2,995,168
Reductions for tax positions taken in prior years	(153,256,232)	(139,959,819)	(21,962,750)
Balance at end of the year	159,483,176	38,610,367	6,058,808

Schedule of accrued interest and penalties related to income taxes

	Year ended December 31,	Year ended December 31,
	2020	2021	2021
	RMB	RMB	US$
Accrued interest and penalties	11,885,624	1,154,145	181,111